Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of Property and Equipment	Dec. 31, 2023
Computers and Electronic Equipment [Member] | Minimum [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Property and Equipment Estimated Useful Lives	2 years
Computers and Electronic Equipment [Member] | Maximum [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Property and Equipment Estimated Useful Lives	3 years
Office Furniture [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Property and Equipment Estimated Useful Lives	5 years
Transportation Equipment [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Property and Equipment Estimated Useful Lives	4 years